LOANS RECEIVABLE (Detail Narrative) - CAD ($)	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2019	Nov. 30, 2018
Waterproof Studios Inc [Member]
Loans Receivable [Line Items]
Advances		$ 100,000
Loan receivable interest rate		8.00%
Loans receivable default interest rate		2% plus the applicable rate
Accrued interest receivable			$ 11,651	$ 11,322
Participant Games Inc [Member]
Loans Receivable [Line Items]
Advances	$ 150,000
Loan receivable interest rate	15.00%
Accrued interest receivable			81,926	49,806
Installment Entertainment Inc [Member]
Loans Receivable [Line Items]
Advances	$ 100,000
Loan receivable interest rate	15.00%
Accrued interest receivable			$ 47,342	$ 26,937